Details of Cash From Operating Activities	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Details of Cash From Operating Activities
6.	DETAILS OF CASH FROM OPERATING ACTIVITIES

[a]	Cash and cash equivalents consist of:

	2023	2022
Bank term deposits and bankers' acceptances	$502	$720
Cash	696	514

	$1,198	$1,234

[b]	Items not involving current cash flows:

	2023	2022
Depreciation	$1,436	$1,373
Amortization of acquired intangible assets	88	46
Amortization of other assets and intangible assets included in cost of goods sold	224	169
Deferred revenue amortization	(159)	(201)
Other non-cash charges	41	21
Deferred tax recovery	(261)	(202)
Equity income less than (in excess of) dividends received	37	(24)
Non-cash portion of Other expense, net [note 4]	236	594

	$1,642	$1,776

[c]	Changes in operating assets and liabilities:

	2023	2022
Accounts receivable	$(819)	$(798)
Inventories	(196)	(448)
Prepaid expenses and other	15	(43)
Accounts payable	609	812
Accrued salaries and wages	(23)	20
Other accrued liabilities	636	250
Income taxes receivable	(1)	(115)

	$221	$(322)